Revenue from Contracts with Customers: Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 MXN ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Prompt payment discount		$ 44,561,000		$ 47,374,000		$ 45,293,000
Non-aeronautical services		3,555,227,000		5,988,470,000		5,531,557,000
Operating lease income		1,931,965,000		3,435,381,000		3,371,630,000
Fixed lease income		612,509,000		830,288,000		750,079,000
Aeronautical services revenue		5,412,418,000		9,596,975,000		8,942,910,000
Revenue from rendering of transport services		225,340,000		293,256,000		279,625,000
Construction services		3,657,086,000		1,236,193,000		935,774,000
Revenue from construction contracts		3,657,086,000		1,236,193,000		935,774,000
Annual contributions		5,412,418,000		9,596,975,000		8,942,910,000
Aerostar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 64,495	$ 1,391,462,000	$ 63,143	1,216,134,000	$ 62,000	1,249,254,000
Term of Use Agreement	15 years	15 years
Annual contributions	$ 64,495	$ 1,391,462,000	$ 63,143	1,216,134,000	$ 62,000	1,249,254,000
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue		3,340,674,000		6,628,146,000		6,245,170,000
Construction services		3,296,482,000		725,047,000		263,395,000
Revenue from construction contracts		3,296,482,000		725,047,000		263,395,000
Annual contributions		3,340,674,000		6,628,146,000		6,245,170,000
Notes received pledged		185,140,000
Puerto Rico (Aerostar)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Construction services		353,686,000		335,148,000		360,004,000
Revenue from construction contracts		353,686,000		335,148,000		360,004,000
Colombia (Airplan)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Construction services		6,918,000		175,998,000		312,375.000
Revenue from construction contracts		6,918,000		175,998,000		312,375.000
Notes received pledged		60,617,000
Airplan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue		488,981,000		1,391,657,000		1,276,506,000
Annual contributions		488,981,000		1,391,657,000		1,276,506,000
Aerostar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	62,000	1,808,102,000		1,870,427,000		1,700,859,000	$ 62,000	$ 1,235,982,000
Annual contributions	$ 62,000	$ 1,808,102,000		$ 1,870,427,000		$ 1,700,859,000	$ 62,000	$ 1,235,982,000